Period	Collection	Accrual	Distribution
From	01-Oct-17	16-Oct-17	15-Nov-17
To	31-Oct-17	15-Nov-17
Days	30

Description of Collateral

On the Distribution Date, the Series 2015-A balances were:

Notes		$900,000,000.00
	A1	550,000,000.00
	A2	350,000,000.00
Principal Amount of Debt		900,000,000.00
Required Overcollateralization		$70,380,000.00
Required Overcollateralization Increase - MPR < 35%		$0.00
Required Overcollateralization Increase - MPR < 30%		$0.00
Incremental Overcollateralization Amount		$0.00
Series Nominal Liquidation Amount		370,380,000.00

Required Participation Amount		$370,380,000.00
Excess Receivables		$401,912,425.67

Total Collateral		772,292,425.67
Collateral as Percent of Notes		85.81%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,679,146,428.75
Total Principal Collections	($2,261,267,366.81)
Investment in New Receivables	$2,333,699,118.16
Receivables Added for Additional Accounts	$739,468,660.41
Repurchases	$0.00
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($779,652,272.96)
Less Servicing Adjustment	($5,068,739.50)

Ending Balance	$5,706,325,828.05

SAP for Next Period	13.53%

Average Receivable Balance	$5,345,919,872.30
Monthly Payment Rate	42.30%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$17,435,348.80
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$17,435,348.80

Exhibit 99.1

Series Allocation Percentage at Month-End	13.53%
Floating Allocation Percentage at Month-End	82.25%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
1/16/2018	7/1/2017	No

Accumulation Account
Beginning	450,000,000.00
Payout	—
Additions	150,000,000.00

Ending Balance	600,000,000.00

Distributions to Investors
A1 Days	30
A1 LIBOR	1.238890%
A1 Applicable Margin	0.400000%

	1.638890%
		1.56%
A2 Days	30
A2 Fixed Rate	1.440000%

	Actual	Per $1000
Interest A1	751,157.92	$1.37
Principal A1	—	$0.00

		$1.37

	Actual	Per $1000
Interest A2	420,000.00	$1.20
Principal A2	—	$0.00

		$1.20

Total Due Investors	1,171,157.92	1.561544%
Servicing Fee	$462,975.00

Excess Cash Flow	306,716.12

Reserve Account
Required Balance	$4,500,000.00
Current Balance	$4,500,000.00

Deficit/(Excess)	$—